PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic additional pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Disclosure of defined benefit plans [line items]
Defined benefit plan actuarial gain (loss) - net of tax	$ (335)	Rp (4,820)	Rp 2,375	Rp 2,058
Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Past service costs			657
Interest costs		69
Net periodic pension benefit cost		69	657
Experience adjustments		(773)
Changes in financial assumptions		(175)	419
Return on plan assets (excluding amount included in net interest expense)		14
Defined benefit plan actuarial gain (loss) - net of tax		Rp (934)	Rp 419
Discount rate	8.25%	8.25%	6.75%
Rate of compensation increases	8.00%	8.00%	8.00%
Additional pension benefit obligation | Minimum
Disclosure of defined benefit plans [line items]
Rate of return on investment	9.30	9.30	9.50
Actuarial discount rate of pension fund	9.25	9.25	9.25
Additional pension benefit obligation | Maximum
Disclosure of defined benefit plans [line items]
Rate of return on investment	10.00	10.00	10.25
Actuarial discount rate of pension fund	9.50	9.50	9.50